Note 19 - Voyage Revenues - Voyage Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total voyage revenue	$ 979,431	$ 614,712
Voyage revenue	979,431	614,712
Related Party [Member]
Total voyage revenue	31,776	0
Voyage revenue	31,776	0
Container Vessels Segment [Member]
Total voyage revenue	427,323	406,917
Voyage revenue	427,323	406,917
Dry Bulk Vessels Segment [Member]
Total voyage revenue	86,297	74,347
Voyage revenue	86,297	74,347
Costamare Bulkers Inc. (“CBI”) [Member]
Total voyage revenue	465,811	133,448
Voyage revenue	465,811	133,448
Time Charters [Member]
Charters	556,745	492,472
Charters	556,745	492,472
Time Charters [Member] | Container Vessels Segment [Member]
Charters	427,323	406,917
Charters	427,323	406,917
Time Charters [Member] | Dry Bulk Vessels Segment [Member]
Charters	86,297	69,592
Charters	86,297	69,592
Time Charters [Member] | Costamare Bulkers Inc. (“CBI”) [Member]
Charters	43,125	15,963
Charters	43,125	15,963
Voyage Charters and Contracts of Affreightment [Member]
Charters	390,910	122,240
Charters	390,910	122,240
Voyage Charters and Contracts of Affreightment [Member] | Container Vessels Segment [Member]
Charters	0	0
Charters	0	0
Voyage Charters and Contracts of Affreightment [Member] | Dry Bulk Vessels Segment [Member]
Charters	0	4,755
Charters	0	4,755
Voyage Charters and Contracts of Affreightment [Member] | Costamare Bulkers Inc. (“CBI”) [Member]
Charters	390,910	117,485
Charters	390,910	$ 117,485
Voyage Revenues [Member] | Related Party [Member]
Charters	31,776
Charters	31,776
Voyage Revenues [Member] | Container Vessels Segment [Member] | Related Party [Member]
Charters	0
Charters	0
Voyage Revenues [Member] | Dry Bulk Vessels Segment [Member] | Related Party [Member]
Charters	0
Charters	0
Voyage Revenues [Member] | Costamare Bulkers Inc. (“CBI”) [Member] | Related Party [Member]
Charters	31,776
Charters	$ 31,776